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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  09/30/01
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA           10/12/01
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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

                              SEPT. - 01        FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Abbott Labs                   Common            002824100                731        14,100
Albertson's                   Common            013104104                471        14,800
American Intl. Group          Common            026874107              7,233        92,732
Amgen                         Common            031162100              1,284        21,850
Anadarko Petroleum            Common            032511107              1,949        40,535
Anheuser Busch                Common            035229103              1,142        27,284
Automatic Data Proc.          Common            053105103              8,418       178,964
BP PLC                        Common            055622104                310         6,316
Bank America                  Common            060505104                540         9,256
Biogen                        Common            090597105                653        11,750
Bristol-Myers Squibb          Common            110122108                597        10,762
Chevron                       Common            16945Q106                566         6,688
Cintas                        Common            172908105              3,970        98,528
Cisco Systems                 Common            17275R102                268        22,048
Clorox                        Common            189054109                310         8,400
Coca-Cola                     Common            191216100              3,896        83,167
Disney, Walt                  Common            254687106              1,201        64,509
Dover                         Common            260003108              3,501       116,298
Dow Chemical                  Common            260543103                294         9,000
EMC                           Common            268648102                205        17,435
Exxon Mobil                   Common            30231G102                930        23,606
Fiserv                        Common            337738108                993        29,062
Gannett                       Common            364730101              1,959        32,603
General Electric              Common            269604103              4,085       109,823
Gillette                      Common            375766102                469        15,756

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                              SEPT. - 01        FORM 13 F INFORMATION TABLE

        Column 1                 Column 6        Column 7       Column 8
--------------------------    ----------------   ------------   -------------
    Name of Security          Discretionary
Abbott Labs                            14,100                   Sole
Albertson's                            14,800                   Sole
American Intl. Group                   92,732                   Sole
Amgen                                  21,850                   Sole
Anadarko Petroleum                     40,535                   Sole
Anheuser Busch                         27,284                   Sole
Automatic Data Proc.                  178,964                   Sole
BP PLC                                  6,316                   Sole
Bank America                            9,256                   Sole
Biogen                                 11,750                   Sole
Bristol-Myers Squibb                   10,762                   Sole
Chevron                                 6,688                   Sole
Cintas                                 98,528                   Sole
Cisco Systems                          22,048                   Sole
Clorox                                  8,400                   Sole
Coca-Cola                              83,167                   Sole
Disney, Walt                           64,509                   Sole
Dover                                 116,298                   Sole
Dow Chemical                            9,000                   Sole
EMC                                    17,435                   Sole
Exxon Mobil                            23,606                   Sole
Fiserv                                 29,062                   Sole
Gannett                                32,603                   Sole
General Electric                      109,823                   Sole
Gillette                               15,756                   Sole

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

                                                FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Grainger, WW                  Common            384802104                259         6,684
Halliburton                   Common            406216101                467        20,751
Hewlett-Packard               Common            428236103              1,929       120,192
Illinois Tool Works           Common            452308109                633        11,700
IMS Health                    Common            449934108                285        11,400
Intel                         Common            458140100              1,402        68,598
Johnson & Johnson             Common            478160104              6,868       123,976
M & T Bank                    Common            55261F104                810        10,955
Marriott International        Com-Cl A          571903202                417        12,500
Merck                         Common            589331107              5,543        83,234
Microsoft                     Common            594918104              1,137        22,234
Minnesota Mining & Mfg.       Common            604059105                521         5,300
Noble Affiliates              Common            654894104                975        31,487
PNC Bank                      Common            693475105                458         8,000
Pepsico                       Common            713448108                839        17,300
Procter & Gamble              Common            742718109             10,013       137,568
SBC Communications            Common            78387G103                222         4,716
Schlumberger                  Common            806857108              1,349        29,526
Sun Microsystems              Common            866810104                 98        11,900
Sysco                         Common            871829107              7,173       280,857
Union Pacific                 Common            907818108                270         5,776
United Parcel Service         Common            911312106                943        18,152
Verizon Communications        Common            92343V104                277         5,132
Wal-Mart Stores               Common            931142103                202         4,100
Walgreen                      Common            931422109                447        13,000
Wrigley, Wm. Jr.              Common            982526105              2,733        53,290



                                                FORM 13 F INFORMATION TABLE

        Column 1                Column 6        Column 7       Column 8
--------------------------   ----------------   ------------   -------------
    Name of Security         Discretionary
Grainger, WW                           6,684                   Sole
Halliburton                           20,751                   Sole
Hewlett-Packard                      120,192                   Sole
Illinois Tool Works                   11,700                   Sole
IMS Health                            11,400                   Sole
Intel                                 68,598                   Sole
Johnson & Johnson                    123,976                   Sole
M & T Bank                            10,955                   Sole
Marriott International                12,500                   Sole
Merck                                 83,234                   Sole
Microsoft                             22,234                   Sole
Minnesota Mining & Mfg.                5,300                   Sole
Noble Affiliates                      31,487                   Sole
PNC Bank                               8,000                   Sole
Pepsico                               17,300                   Sole
Procter & Gamble                     137,568                   Sole
SBC Communications                     4,716                   Sole
Schlumberger                          29,526                   Sole
Sun Microsystems                      11,900                   Sole
Sysco                                280,857                   Sole
Union Pacific                          5,776                   Sole
United Parcel Service                 18,152                   Sole
Verizon Communications                 5,132                   Sole
Wal-Mart Stores                        4,100                   Sole
Walgreen                              13,000                   Sole
Wrigley, Wm. Jr.                      53,290                   Sole